Financial Instruments and Fair Value Disclosures (Details) (USD $)	6 Months Ended		10 Months Ended	4 Months Ended		3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Nov. 05, 2012	May 09, 2013 KLC Shares	Jun. 30, 2013 KLC Shares	Mar. 28, 2013 Initial Cash Consideration	Mar. 28, 2013 Amended Cash Consideration
Derivative [Line Items]
Cash proceeds from Settlement Agreement with KLC						$ 5,798,363	$ 579,836
KLC fifteen for one reverse stock split			10-for-1	15-for-1
Number of shares received from KLC				111,201
KLC shares held by the Company after KLC reverse stock split				7,413
Number of additional KLC shares received from amended Settlement Agreement with KLC				58,483
Total number of KLC shares held by the Company on a reverse stock split adjusted basis					65,896
Gain from marketable securities, net	(3,113,306)	(1,394,665)		3,113,306
Unrealized loss on change in fair value of marketable securities	$ (10,922)	$ (707,304)